INCOME TAXES (Details Textual) $ in Millions	12 Months Ended
Apr. 30, 2017 USD ($)
Operating Loss Carryforwards [Line Items]
Valuation Allowances and Reserves, Balance	$ 1.3
Valuation Allowances and Reserves, Period Increase (Decrease)	19.3
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	32.1
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 32.8